EVENTS AFTER THE REPORTING DATE (Details)	Feb. 28, 2018	Oct. 01, 2014
Percentage of controlling interest		40.00%
ESC BAZ Ltd [Member] | Subsequent Event [Member]
Percentage of controlling interest	55.00%